Stock-Based Compensation - Summary of Stock Based Compensation Expenses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 2,202
Research and development [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	1,509
General and administrative [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expenses	$ 693